UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Income Fund
Class A [SDSAX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$50	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$342,067,870
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	537
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7175-STSR-0326

Western Asset Income Fund
Class C [LWSIX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$342,067,870
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	537
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7064-STSR-0326

Western Asset Income Fund
Class C1 [SDSIX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$74	1.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$342,067,870
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	537
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7211-STSR-0326

Western Asset Income Fund
Class I [SDSYX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$35	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$342,067,870
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	537
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7456-STSR-0326

Western Asset Income Fund
Class IS [WAGIX]	Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$31	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$342,067,870
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	537
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7154-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 41.8%
Communication Services — 9.2%
Diversified Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,900,000	$1,368,806 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	348,000	336,552 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,562,501	1,527,040 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	792,683	774,509 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	540,000	553,335 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	330,000	340,250 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	630,000	656,698 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	520,000	542,854 (a)
Total Diversified Telecommunication Services				6,100,044
Entertainment — 0.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	771,900 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	810,000	820,921 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	536,000	472,350
Total Entertainment				2,065,171
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,050,000	1,010,335
Media — 5.9%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	150,000	156,517 (a)
American News Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	8,081,277	9,051,030 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	1,350,000	1,364,023 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	890,000	891,832 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	830,000	821,920 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	380,000	$396,514 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	180,000	182,477 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	309,267 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,430,000	1,480,719 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,576,050	1,728,557
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	280,000	283,746 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	740,000	763,500 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	370,000	379,072 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	740,000	516,275
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	285,000	269,566 (a)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	330,000	331,770
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	290,000	312,367 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	320,000	328,145 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	440,000	384,842 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	240,000	240,897 (a)
Total Media				20,193,036
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	720,000	525,450 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,260,000	807,839 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	333,000	336,275 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	482,000	449,109 (a)
Total Wireless Telecommunication Services				2,118,673

Total Communication Services				31,487,259
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 5.6%
Automobile Components — 0.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	710,000	$730,780 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	415,000	431,625 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	204,854 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	430,000	440,999 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	478,943 (a)
Total Automobile Components				2,287,201
Automobiles — 0.7%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,590,000	2,378,112 (a)
Broadline Retail — 0.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	400,000	369,749
Prosus NV, Senior Notes	3.061%	7/13/31	460,000	420,535 (a)
Total Broadline Retail				790,284
Diversified Consumer Services — 0.3%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	910,000	876,919 (a)
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp., Senior Notes	5.125%	5/1/29	540,000	546,583 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	514,589 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,701,900 (a)
Kingpin Intermediate Holdings LLC, Senior Secured Notes	7.250%	10/15/32	260,000	249,376 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	440,000	445,707 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	290,000	304,349 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	440,000	439,356 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	470,000	471,510 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	270,000	271,619 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	500,000	507,816 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	360,000	$371,211 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000	815,890
Sands China Ltd., Senior Notes	2.850%	3/8/29	530,000	505,578
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	194,523
Six Flags Entertainment Corp./ Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	250,000	255,296 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	560,000	562,558 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	630,000	638,985 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	220,000	237,165 (a)
Total Hotels, Restaurants & Leisure				9,034,011
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	520,000	527,203 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	820,000	827,903 (a)
Total Household Durables				1,355,106
Specialty Retail — 0.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	1,150,000	1,143,755 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	212,165 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	170,000	165,797 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	430,000	425,594 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	420,000	421,495 (a)(c)
Total Specialty Retail				2,368,806

Total Consumer Discretionary				19,090,439
Consumer Staples — 0.4%
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	320,000	320,518 (a)
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	930,000	962,421 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	190,000	$191,793 (a)
Total Food Products				1,154,214

Total Consumer Staples				1,474,732
Energy — 8.7%
Energy Equipment & Services — 0.5%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	810,000	824,237 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	440,000	458,920 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	350,000	353,556 (a)
Total Energy Equipment & Services				1,636,713
Oil, Gas & Consumable Fuels — 8.2%
Antero Midstream Partners LP/ Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	370,000	374,235 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	310,000	328,851 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	330,000	336,616 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	280,000	290,432 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	820,000	828,339 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	360,000	355,007
Ecopetrol SA, Senior Notes	8.375%	1/19/36	570,000	590,091
Energy Transfer LP, Senior Notes	5.350%	5/15/45	480,000	436,576
EQT Corp., Senior Notes	7.500%	6/1/30	170,000	187,238
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	63,862	62,502 (d)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,030,000	990,739 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	126,827 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	688,107 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	2,866,216	2,980,865 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	530,000	535,448 (a)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	445,000	474,972
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,920,000	$2,259,007
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	380,000	405,247 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	900,000	899,374
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	860,000	902,051 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	731,833 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	654,873
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.223%	3/4/26	610,000	609,217 (g)(h)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	530,000	549,799 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	480,000	477,956 (a)
Range Resources Corp., Senior Notes	4.750%	2/15/30	430,000	424,320 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	240,000	262,879 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	560,000	573,687 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	875,000	901,810 (a)(g)(h)
Sunoco LP, Senior Notes	5.625%	3/15/31	520,000	523,431 (a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	150,000	152,310 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	910,000	840,194 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,960,000	1,725,473 (a)(g)(h)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	690,000	735,192 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	230,000	$236,848 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	90,000	93,254 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,580,000	1,656,993 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	430,000	416,701 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,580,000	1,446,623
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,160,000	1,011,454
Total Oil, Gas & Consumable Fuels				28,077,371

Total Energy				29,714,084
Financials — 4.9%
Banks — 2.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	537,842 (a)(g)(h)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	600,000	642,887 (g)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	870,000	886,203 (g)(h)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,330,000	1,637,134 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	400,000	434,474 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	930,000 GBP	1,353,000 (g)(h)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,150,000 GBP	$1,538,003 (g)(h)
Total Banks				7,029,543
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	480,000	455,484 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(e)(f)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	351,046 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	799,625 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,040,000	1,118,880 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	415,086 (a)(g)(h)
Total Capital Markets				3,140,121
Consumer Finance — 0.3%
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	351,913 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	860,000	861,760 (a)(g)
Total Consumer Finance				1,213,673
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	500,000	523,627 (g)
Block Inc., Senior Notes	6.000%	8/15/33	710,000	725,590 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	160,000	163,049 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	$374,619 (a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	580,000	550,084 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	470,000	481,470 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	270,000	283,020 (a)
Total Financial Services				3,101,459
Insurance — 0.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	270,000	274,305 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,130,000	1,181,364 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	290,000	293,451 (a)
Total Insurance				1,749,120
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	302,195 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	339,567 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				641,762

Total Financials				16,875,678
Health Care — 3.1%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	500,000	516,680 (a)
Health Care Providers & Services — 1.6%
Akumin Inc., Senior Secured Notes (9.000% Cash or 8.000% Cash + 2.000% PIK)	9.000%	8/1/27	1,080,000	1,062,909 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,710,000	1,573,884 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	320,000	263,629 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	230,000	217,044 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	510,000	$532,355 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	690,000	741,118 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	530,000	530,000 (a)(c)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	516,215 (a)
Total Health Care Providers & Services				5,437,154
Health Care Technology — 0.3%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	890,527	692,385 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	84,206 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	165,705	174,125 (a)(b)
Total Health Care Technology				950,716
Pharmaceuticals — 1.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	800,000	821,810 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	179,210 (a)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	360,000	325,387 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	79,240 (a)
Bausch Health Cos. Inc., Senior Secured Notes	11.000%	9/30/28	530,000	551,409 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,080,000	1,592,858
Total Pharmaceuticals				3,549,914

Total Health Care				10,454,464
Industrials — 3.9%
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	210,000	217,475 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	90,000	92,740 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	196,984 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Bombardier Inc., Senior Notes	7.000%	6/1/32	810,000	$851,284 (a)
Total Aerospace & Defense				1,358,483
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	230,000	230,581 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	300,908 (a)
Total Building Products				531,489
Commercial Services & Supplies — 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	970,000	969,567
GEO Group Inc., Senior Notes	10.250%	4/15/31	760,000	829,696
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	270,000	270,959 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	350,000	370,359 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	500,000	509,758 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	760,000	791,546 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	20,205 (a)(j)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	500,000	520,620 (a)
Total Commercial Services & Supplies				4,282,710
Construction & Engineering — 0.5%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	249,226
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,260,000	1,392,089 (a)
Total Construction & Engineering				1,641,315
Ground Transportation — 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,171,000	1,165,674 (a)
Machinery — 0.3%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	180,000	181,061 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	840,000	863,323 (a)
Total Machinery				1,044,384
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	200,000	203,734 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	560,000	$584,705 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	400,000	404,356 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	504,206 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	330,000	333,690 (c)
Total Passenger Airlines				2,030,691
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	310,000	328,225 (a)
Transportation Infrastructure — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	480,000	465,035 (a)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	610,000	621,888 (a)
Total Transportation Infrastructure				1,086,923

Total Industrials				13,469,894
Information Technology — 1.6%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	350,664 (a)
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	430,000	449,907 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	759,896 (a)
Total Electronic Equipment, Instruments & Components				1,209,803
IT Services — 0.4%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	630,000	655,196 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	510,000	502,719 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	190,000 EUR	229,778 (a)
Total IT Services				1,387,693
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., Senior Notes	5.700%	2/10/53	260,000	245,650
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	350,000	361,670 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	420,000	$428,385 (a)
Total Semiconductors & Semiconductor Equipment				1,035,705
Software — 0.2%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	330,000	317,776
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	300,000	287,885 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	201,179 (a)
Total Software				806,840
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes (13.000% Cash)	13.000%	12/15/30	524,158	643,403 (a)(b)

Total Information Technology				5,434,108
Materials — 1.5%
Chemicals — 0.5%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	110,000	112,585
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	690,000	705,332 (a)
OCP SA, Senior Notes	6.750%	5/2/34	470,000	503,437 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	270,000	238,352
Total Chemicals				1,559,706
Metals & Mining — 0.9%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	279,937 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	530,000	557,402 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	837,962 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,260,000	1,324,680 (a)
Total Metals & Mining				2,999,981
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	560,000	503,206

Total Materials				5,062,893
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 1.3%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	805,000	$787,544
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	150,000 GBP	179,248
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	140,000	120,147
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	390,000	418,055 (a)
Trust 2401, Senior Notes	4.869%	1/15/30	390,000	383,253 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	190,000	184,962 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	330,000	332,800 (a)(c)
Total Diversified REITs				2,406,009
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	350,000	360,920 (a)
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	224,746	25,291 (b)(d)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	6.750%	5/15/28	280,000	281,922 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	460,000	478,359 (a)
Total Real Estate Management & Development				785,572
Specialized REITs — 0.3%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	710,000	725,169 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	210,000	212,520 (a)
Total Specialized REITs				937,689

Total Real Estate				4,490,190
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 1.6%
Electric Utilities — 1.3%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	820,000	$850,649 (a)
NRG Energy Inc., Senior Notes	5.750%	1/15/34	310,000	312,202 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	370,000	380,028 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,550,000	1,566,906 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	370,000	383,123 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	132,574 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	560,000	574,400 (a)
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	300,000	296,385 (a)
Total Electric Utilities				4,496,267
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	490,000	521,813 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	350,000	351,753
Total Independent Power and Renewable Electricity Producers				873,566

Total Utilities				5,369,833
Total Corporate Bonds & Notes (Cost — $142,065,973)				142,923,574
Collateralized Mortgage Obligations(k) — 19.3%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	5.509%	9/15/34	1,100,000	1,092,241 (a)(g)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	13.452%	7/25/36	214,550	211,937 (g)
Angel Oak Mortgage Trust, 2022-3 A3	4.124%	1/25/67	933,097	881,514 (a)(g)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.123%	10/15/34	965,000	967,056 (a)(g)
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	628,215
BANK, 2022-BNK44 D	4.000%	11/15/32	1,010,000	796,446 (a)(g)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	927,259 (a)
BANK, 2024-BNK48 A5	5.053%	10/15/57	665,000	677,274
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017- BNK3 D	3.250%	2/15/50	1,150,000	1,071,186 (a)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,321,000	1,189,076 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	757,951	$766,723 (a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.626%	4/15/34	1,050,000	1,031,614 (a)(g)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.786%	2/15/39	987,000	988,738 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.368%	5/15/34	1,056,097	1,062,705 (a)(g)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.430%	8/15/42	170,000	170,922 (a)(g)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	5.395%	2/15/36	970,000	970,963 (a)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	5.731%	9/15/34	1,053,253	1,052,293 (a)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.370%	4/15/41	951,998	962,361 (a)(g)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.150%	8/19/43	620,000	620,581 (a)(c)(g)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,876
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.854%	9/15/50	19,780,216	179,501 (g)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	950,000	978,297 (a)(g)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	1,100,000	1,061,823 (a)(g)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.337%	6/18/42	1,100,000	1,104,886 (a)(g)
Extended Stay America Trust, 2025- ESH D (1 mo. Term SOFR + 2.600%)	6.280%	10/15/42	690,000	697,706 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN12 M2 (30 Day Average SOFR + 2.750%)	6.447%	11/25/45	850,000	852,767 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	8.447%	1/25/51	510,000	571,532 (a)(g)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.197%	10/25/33	590,000	$665,992 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.097%	10/25/41	860,000	875,308 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	8.447%	2/25/42	1,220,000	1,265,350 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.945%	11/25/57	3,695,570	1,410,109 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,104,009	1,092,874 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.106%	9/25/47	620,133	454,362 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	7.912%	7/25/39	669,570	678,484 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020- R01 1B1 (30 Day Average SOFR + 3.364%)	7.062%	1/25/40	670,000	683,291 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	6.847%	12/25/41	670,000	682,850 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2025- R02 1B1 (30 Day Average SOFR + 1.950%)	5.647%	2/25/45	1,360,000	1,374,309 (a)(g)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	1,232,624	98,278 (g)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.013%	3/15/41	930,000	935,831 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Greystone CRE Notes LLC, 2025- HC4 AS (1 mo. Term SOFR + 2.240%)	5.920%	10/15/42	900,000	$899,958 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	845,000	883,647 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.427%	11/15/32	1,030,000	1,032,571 (a)(g)
GSMPS Mortgage Loan Trust, 2006- RP1 1A2	7.500%	1/25/36	409,665	365,376 (a)
GSMPS Mortgage Loan Trust, 2006- RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.187%	4/25/36	1,079,325	940,356 (a)(g)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.690%	6/20/35	1,344,049	1,264,016 (g)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.117%	10/15/41	985,359	996,902 (a)(g)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	4.427%	8/25/35	35,852	34,198 (g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.327%	11/25/36	917,078	820,457 (g)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.100%	8/15/38	932,343	926,989 (a)(g)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	4.995%	2/18/40	990,000	990,242 (a)(g)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.416%	2/18/40	460,000	460,297 (a)(g)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.165%	2/18/40	390,000	387,815 (a)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.216%	11/18/39	975,000	979,172 (a)(g)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	340,717	344,364 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	6.395%	4/15/38	1,040,000	1,040,795 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.364%	12/15/48	417,745	407,588 (g)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.244%	12/15/38	1,050,000	$1,004,935 (a)(g)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.070%	10/15/54	8,800,738	336,536 (g)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.287%	4/25/35	786,507	691,839 (g)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	390,000	390,990 (a)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	852,486
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	930,000	1,001,640 (g)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	7.562%	3/25/50	1,076,565	1,095,203 (a)(g)
Multifamily Trust, 2016-1 B	13.842%	4/25/46	242,485	236,835 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	254,896 (a)(g)
New Residential Mortgage Loan Trust, 2017-5A B5	5.901%	6/25/57	569,324	537,651 (a)(g)
Nomura Resecuritization Trust, 2015-8R 4A4	4.069%	11/25/47	1,044,012	969,587 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	350,000	358,650 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	900,000	911,902 (a)(g)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	479,847	484,525 (a)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	676,415	678,455 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,010,000	1,041,868 (a)(g)
RIDE, 2025-SHRE D	6.972%	2/14/47	1,140,000	1,175,442 (a)(g)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.194%	5/15/38	1,070,000	1,067,653 (a)(g)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.631%	1/15/39	850,000	849,344 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.031%	1/15/39	1,030,000	1,018,165 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.137%	4/25/35	1,090,654	$999,411 (a)(g)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.123%	2/15/42	1,150,000	1,143,437 (a)(g)
Towd Point Mortgage Trust, 2015-1 B1	4.515%	10/25/53	1,230,000	1,191,822 (a)(g)
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	9,084	9,069
Verus Securitization Trust, 2023-4 B1	8.013%	5/25/68	1,050,000	1,054,889 (a)(g)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	695,879	704,370 (a)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	785,771	797,224 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.327%	12/25/45	18,705	18,844 (g)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	650,000	652,226 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $66,010,930)				66,047,167
Senior Loans — 16.9%
Communication Services — 1.4%
Entertainment — 0.2%
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.422%	3/24/32	666,650	667,900 (g)(l)(m)
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	199,000	199,658 (g)(l)(m)
Total Entertainment				867,558
Interactive Media & Services — 0.2%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	402,829	402,787 (g)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	390,000	404,332 (l)(m)
Total Interactive Media & Services				807,119
Media — 1.0%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	654,648	189,147 (b)(l)(m)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.750%)	8.422%	6/30/28	855,689	859,540 (g)(l)(m)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
MH Sub I LLC, 1st Lien 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.922%	12/31/31	498,968	$410,224 (g)(l)(m)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.922%	5/3/28	737,170	671,352 (g)(l)(m)
Versant Media Group Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.161%	1/30/31	520,000	520,650 (g)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	700,000	689,279 (g)(l)(m)
Total Media				3,340,192

Total Communication Services				5,014,869
Consumer Discretionary — 2.7%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.922%	1/2/40	589,639	589,639 (e)(f)(g)(l)(m)
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.422%	1/28/32	309,225	310,094 (g)(l)(m)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.814%	3/30/27	67,774	378 (g)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.814%	3/30/27	262,611	1,467 (g)(l)(m)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.688%	6/29/26	421,275	3,320 (g)(l)(m)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.688%	6/29/26	146,698	22,127 (g)(l)(m)
Total Automobile Components				927,025
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.172%	10/26/30	664,967	665,715 (g)(l)(m)
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.922%	9/29/32	210,000	210,329 (g)(l)(m)
Total Broadline Retail				876,044
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.688%	10/13/30	545,797	$545,456 (g)(l)(m)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	903,472	804,234 (g)(l)(m)
Total Diversified Consumer Services				1,349,690
Hotels, Restaurants & Leisure — 0.9%
Allwyn Entertainment Financing US LLC, New Term Loan Facility B (3 mo. Term SOFR + 2.000%)	5.667%	6/2/31	741,246	716,540 (g)(l)(m)
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.417%	3/29/32	710,000	726,419 (g)(l)(m)
Kingpin Intermediate Holdings LLC, 2025 First Lien Term Loan B (1 mo. Term SOFR + 3.250%)	6.922%	9/22/32	1,010,000	993,274 (g)(l)(m)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.422%	10/1/32	615,651	620,268 (f)(g)(l)(m)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	144,349	145,432 (f)(n)
Total Hotels, Restaurants & Leisure				3,201,933
Specialty Retail — 0.9%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.922%	6/11/31	1,041,384	1,030,564 (g)(l)(m)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan	—	3/3/28	456,237	456,125 (o)
Petco Health and Wellness Co. Inc., Term Loan B	—	1/22/31	620,000	607,932 (o)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.424%	7/15/31	845,776	850,009 (g)(l)(m)
Total Specialty Retail				2,944,630

Total Consumer Discretionary				9,299,322
Consumer Staples — 0.8%
Beverages — 0.5%
Celsius Holdings Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.172%	4/1/32	659,458	664,404 (g)(l)(m)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Beverages — continued
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	973,452	$974,873 (g)(l)(m)
Total Beverages				1,639,277
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.036%	12/23/28	624,239	206,258 (g)(l)(m)
Personal Care Products — 0.3%
Opal Bidco SAS, Term Loan Facility B4 (3 mo. Term SOFR + 3.000%)	6.686%	4/28/32	1,057,350	1,058,566 (g)(l)(m)

Total Consumer Staples				2,904,101
Financials — 3.3%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.672%	11/24/32	1,026,185	1,024,471 (g)(l)(m)
Capital Markets — 0.5%
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	102,083	101,430 (n)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.172%	8/16/32	597,917	594,087 (g)(l)(m)
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.172%	9/15/31	821,333	817,600 (g)(l)(m)
Total Capital Markets				1,513,117
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	766,438	768,193 (g)(l)(m)
Financial Services — 0.9%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	992,167	986,214 (g)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.172%	7/31/31	852,109	834,411 (g)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	7/31/31	249,375	246,102 (g)(l)(m)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.172%	6/21/31	1,070,000	$1,070,000 (g)(l)(m)
Total Financial Services				3,136,727
Insurance — 0.9%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.672%	1/30/32	992,481	991,841 (g)(l)(m)
CFC Bidco 2022 Ltd., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.161%	7/1/32	890,000	852,175 (f)(g)(l)(m)
HIG Finance 2 Ltd., 2025 Dollar Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	6.422%	4/18/30	230,734	230,998 (g)(l)(m)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.172%	7/31/31	908,448	906,249 (g)(l)(m)
Total Insurance				2,981,263
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
KREF Holdings X LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.180%	3/5/32	893,833	894,392 (g)(l)(m)
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.422%	11/18/27	481,384	481,384 (f)(g)(l)(m)
Starwood Property Mortgage LLC, Incremental Term Loan B2 (1 mo. Term SOFR + 2.250%)	5.922%	9/24/32	379,050	380,945 (g)(l)(m)
Total Mortgage Real Estate Investment Trusts (REITs)				1,756,721

Total Financials				11,180,492
Health Care — 2.7%
Health Care Equipment & Supplies — 0.3%
Hologic Inc., Term Loan B	—	1/14/33	740,000	735,516 (o)
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.422%	10/23/28	169,397	170,001 (g)(l)(m)
Total Health Care Equipment & Supplies				905,517
Health Care Providers & Services — 1.6%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.422%	9/17/32	508,725	509,218 (g)(l)(m)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.170%	10/1/32	220,000	221,015 (g)(l)(m)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	785,834	$786,695 (g)(l)(m)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.152%	5/16/31	720,893	720,295 (g)(l)(m)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.172%	2/21/31	697,388	697,230 (g)(l)(m)
Sonrava Health Holdings LLC, Second Out Term Loan Facility A (3 mo. Term SOFR + 1.750% and 5.500% PIK)	14.250%	8/18/28	1,734,606	107,329 (b)(g)(l)(m)
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.172%	5/30/31	748,818	752,330 (g)(l)(m)
TEAM Services Holding Inc., Term Loan	—	1/2/40	500,000	495,000 (o)
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	8.917%	12/20/27	485,100	485,607 (g)(l)(m)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	8.928%	12/20/27	649,767	650,463 (g)(l)(m)
Total Health Care Providers & Services				5,425,182
Health Care Technology — 0.5%
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.450%	3/26/32	258,700	240,073 (g)(l)(m)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.450%	5/1/31	910,591	845,147 (g)(l)(m)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.417%	12/31/30	200,954	200,870 (g)(l)(m)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.528%	12/31/30	673,279	622,154 (g)(l)(m)
Total Health Care Technology				1,908,244
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.772%	10/1/27	932,637	894,940 (g)(l)(m)

Total Health Care				9,133,883
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 2.4%
Building Products — 0.1%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	7.672%	2/20/32	358,200	$351,484 (g)(l)(m)
Commercial Services & Supplies — 1.0%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.172%	1/31/31	939,662	849,219 (g)(l)(m)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.036%	8/31/28	1,256,496	1,243,931 (g)(l)(m)
Madison Iaq LLC, 2025 Repricing Incremental Term Loan (3 mo. Term SOFR + 2.750%)	6.378%	11/8/32	381,939	383,163 (g)(l)(m)
Pye Barker Fire & Safety LLC, Closing Date Term Loan (3 mo. Term SOFR + 2.500%)	6.206%	12/16/32	339,300	339,865 (g)(l)(m)
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan	—	12/16/32	50,700	50,784 (n)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	7.922%	8/31/28	517,594	513,291 (g)(l)(m)
Total Commercial Services & Supplies				3,380,253
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan	—	6/23/28	309,193	302,140 (o)
Machinery — 0.3%
Dynamo US Bidco Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	6.938%	9/30/31	967,774	970,499 (g)(l)(m)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	584,137	116,827 *(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	1/2/40	239,953	239,203 (g)(l)(m)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	504,527	441,461 (o)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	59,510	59,324 (g)(l)(m)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	117,534	$117,167 (g)(l)(m)
Total Passenger Airlines				973,982
Professional Services — 0.6%
Dayforce Inc., 2025 Term Loan (3 mo. Term SOFR + 2.000%)	5.667%	2/26/31	351,218	350,999 (f)(g)(l)(m)
Dayforce Inc., Term Loan B	—	8/20/32	900,000	876,937 (o)
Ryan LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.172%	11/5/32	915,306	905,581 (g)(l)(m)
Total Professional Services				2,133,517

Total Industrials				8,111,875
Information Technology — 2.9%
IT Services — 0.9%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	5.922%	10/30/30	700,000	702,041 (g)(l)(m)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.898%	10/9/31	853,593	834,208 (g)(l)(m)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	6.922%	10/28/30	977,675	911,686 (g)(l)(m)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.671%	11/20/28	665,005	658,355 (f)(g)(l)(m)
Total IT Services				3,106,290
Software — 2.0%
Calabrio/Verint, First Out Term Loan (3 mo. Term SOFR + 4.000%)	7.835%	11/26/32	250,000	230,938 (f)(g)(l)(m)
Cloud Software Group Inc., Tenth Amendment Term Loan B2	—	3/21/31	520,000	505,700 (o)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.522%	10/8/28	623,662	538,429 (g)(l)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.672%	2/19/29	520,043	465,004 (g)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	880,424	842,271 (g)(l)(m)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	9/8/32	700,000	698,414 (g)(l)(m)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Relativity Intermediate Holdco LLC, Term Loan	—	1/31/33	180,000	$178,875 (f)(o)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.701%	4/16/32	880,347	818,723 (f)(g)(l)(m)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	997,700	1,083,338 (l)(m)
X.Ai Corp., Initial Term Loan (6 mo. Term SOFR + 7.250%)	11.122%	6/28/30	1,383,050	1,412,011 (g)(l)(m)
Total Software				6,773,703

Total Information Technology				9,879,993
Materials — 0.6%
Chemicals — 0.4%
A-Ap Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 2.750%)	6.417%	9/9/31	309,219	310,378 (f)(g)(l)(m)
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.671%	3/15/29	501,569	492,323 (g)(l)(m)(o)
Natgasoline LLC, Term Loan B (1 mo. Term SOFR + 5.500%)	9.172%	3/29/30	500,438	502,001 (g)(l)(m)
Total Chemicals				1,304,702
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.258%	6/30/26	1,441,056	665,126 (e)(f)(g)(l)(m)

Total Materials				1,969,828
Utilities — 0.1%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	5.672%	11/25/32	280,000	280,420 (g)(l)(m)

Total Senior Loans (Cost — $62,224,334)				57,774,783
			Face Amount†/ Units
Asset-Backed Securities — 12.3%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	780,000	785,361 (a)(g)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	580,000	583,685 (a)(g)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.703%	10/22/37	670,000	$677,848 (a)(g)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.310%	4/15/39	470,000	470,470 (a)(c)(g)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.368%	1/20/37	490,000	492,257 (a)(g)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.172%	1/15/37	980,000	980,000 (a)(g)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	290,000	290,671 (a)(g)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.422%	4/15/34	500,000	503,429 (a)(g)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.170%	1/15/39	460,000	467,732 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	800,000	821,380 (a)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	690,000	694,104 (a)(g)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.568%	10/20/37	1,430,000	1,436,323 (a)(g)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	4.387%	7/25/36	1,890,089	1,726,777 (a)(g)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.910%	1/18/35	670,000	673,469 (a)(c)(g)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.008%	10/18/38	580,000	579,113 (a)(g)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	7.368%	4/20/37	790,000	797,925 (a)(g)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.168%	7/25/36	560,000	563,941 (a)(g)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.329%	7/18/30	750,000	752,886 (a)(g)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	600,000	600,987 (a)(g)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	5.614%	10/25/33	313,246	313,896 (g)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.160%	4/16/34	650,000	651,104 (a)(c)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO Ltd., 2021-53A ER (3 mo. Term SOFR + 4.700%)	8.368%	7/20/34	1,000,000	$997,504 (a)(g)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	350,000	352,382 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	270,000	270,634 (a)(g)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	7.931%	4/28/37	1,680,000	1,696,663 (a)(g)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.732%	12/25/35	1,190,000	1,167,227 (g)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.203%	3/21/33	670,862	676,111 (a)(g)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	490,000	491,140 (a)(g)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.324%	4/15/34	700,000	669,225 (a)(g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.062%	2/25/35	1,059,895	1,050,978 (g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.572%	7/15/36	1,000,000	1,001,740 (a)(g)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	4.937%	8/25/37	1,405,296	1,251,757 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	4.597%	4/25/34	1,314,417	1,356,131 (g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.054%	7/15/31	580,000	582,207 (a)(g)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	480,000	485,328 (a)(g)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.167%	3/26/35	437,832	413,412 (g)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.287%	7/27/37	1,135,414	933,688 (g)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.077%	1/25/33	217,640	$215,220 (g)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	500,000	503,536 (a)(g)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	798,840 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.504%	10/15/34	750,000	748,937 (a)(g)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.118%	4/17/37	990,000	997,896 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	1,680,000	1,689,084 (a)(g)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	4.717%	8/25/35	1,050,000	930,804 (g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.672%	4/15/31	1,360,000	1,368,510 (a)(g)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	6.815%	8/8/32	1,100,000	1,104,902 (a)(g)
Peace Park CLO Ltd., 2021-1A ER (3 mo. Term SOFR + 4.900%)	8.568%	10/20/38	460,000	452,989 (a)(g)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,250,354	1,090,478
Renew, 2024-1A B	9.001%	11/20/59	573,902	579,433 (a)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	720,000	727,439 (a)(g)
SMB Private Education Loan Trust, 2015-C R	15.519%	9/18/46	1,092	254,258 (a)(p)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.007%	2/25/36	3,086,596	53,927 (a)(g)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,589,544	1,367,110 (a)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	6/11/35	630,000	631,095 (a)(g)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	340,000	342,975 (a)(g)

Total Asset-Backed Securities (Cost — $46,764,384)				42,116,918
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 5.7%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	340,000	$334,629 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	570,000	559,077 (a)
Total Angola				893,706
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	146,792	124,553
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	453,571	367,960 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	637,000	666,461 (a)
Total Argentina				1,158,974
Bahamas — 0.3%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	910,000	1,017,890 (a)
Brazil — 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,652,000 BRL	2,488,835
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	310,000	297,516 (d)
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	510,000	516,375 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	174,514	159,506 (d)
Total Ecuador				675,881
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	460,000	466,767 (d)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	530,000	608,175 (a)
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/26	310,000	328,591 *(d)(j)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ghana — 0.1%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	211,560	$193,687 (a)
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	310,000	331,051 (a)
Jamaica — 0.2%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	740,579
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	270,000	281,638 (a)
Mexico — 1.5%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	510,000	518,706 (a)
Mexican Bonos, Senior Notes	7.750%	11/23/34	68,720,000 MXN	3,714,608
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	820,000	825,330
Total Mexico				5,058,644
Mozambique — 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	210,000	183,213 (d)
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	520,000	537,436 (d)
Romania — 0.1%
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	310,000	345,295 (a)
Senegal — 0.0%††
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	300,000	174,247 (d)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	50,339	49,246 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	13,699 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	97,086 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sri Lanka — continued
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	$58,583 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	98,220 (a)
Total Sri Lanka				316,834
Supranational — 0.7%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	222,000,000 INR	2,435,489
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	165,253 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	329,150	208,065 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	161,740 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	540,586	329,577 (d)
Total Ukraine				864,635

Total Sovereign Bonds (Cost — $18,523,070)				19,399,083
Mortgage-Backed Securities — 0.6%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/51	309,583	268,580
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	1,319	1,366
Total FHLMC				269,946
FNMA — 0.3%
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	375,032	320,940
Federal National Mortgage Association (FNMA)	6.000%	5/1/54	453,907	465,555
Federal National Mortgage Association (FNMA)	5.000%	11/1/54	195,421	195,952
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	2/1/56	300,000	$265,950 (q)
Total FNMA				1,248,397
GNMA — 0.2%
Government National Mortgage Association (GNMA) II	4.000%	5/20/48	78,931	76,212
Government National Mortgage Association (GNMA) II	4.500%	9/20/50	94,485	94,109
Government National Mortgage Association (GNMA) II	2.500%	5/20/52	147,603	128,019
Government National Mortgage Association (GNMA) II	3.500%	5/20/52	147,788	137,196
Government National Mortgage Association (GNMA) II	5.500%	5/20/53	75,036	76,663
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	83,220	83,601
Total GNMA				595,800

Total Mortgage-Backed Securities (Cost — $2,079,441)				2,114,143
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Notes	3.875%	6/30/30	190,000	190,913
U.S. Treasury Notes	3.875%	7/31/30	1,240,000	1,245,861

Total U.S. Government & Agency Obligations (Cost — $1,430,590)				1,436,774
			Shares
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			29,268	559,422 *

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			11,809	239,132 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			603	181 *(e)(r)
Spirit Aviation Holdings Inc.			104,017	31,205 *

Total Industrials				31,386
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security				Shares	Value

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.				1,388	$21,234 *(e)(f)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.				1,860	70 *

Total Common Stocks (Cost — $1,969,615)					851,244
		Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.1%
Industrials — 0.1%
Aerospace & Defense — 0.1%
BWX Technologies Inc., Senior Notes		0.000%	11/1/30	240,000	248,040 (a)

Information Technology — 0.0%††
Technology Hardware, Storage & Peripherals — 0.0%††
Super Micro Computer Inc., Senior Notes		3.500%	3/1/29	219,000	200,680

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd., Senior Notes		0.000%	12/31/31	465,617	49,683 (d)

Total Convertible Bonds & Notes (Cost — $536,540)					498,403
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $157,788)		3.400%	5/16/45	6,107,176 UYU	162,617
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.158 (Cost — $50,578)	Bank of America N.A.	2/4/26	4,420,000	4,420,000	111,167
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Rights	Value
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	1,455	$24,361 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $899,660)		3/12/30	73,904	22,171 *(a)(e)(r)
Total Investments before Short-Term Investments (Cost — $342,712,903)				333,482,405
	Rate		Shares
Short-Term Investments — 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,762,216)	3.639%		4,762,216	4,762,216 (s)(t)
Total Investments — 98.9% (Cost — $347,475,119)				338,244,621
Other Assets in Excess of Liabilities — 1.1%				3,823,249
Total Net Assets — 100.0%				$342,067,870

See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of January 31, 2026.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
All or a portion of this loan is unfunded as of January 31, 2026. The interest rate for fully unfunded term loans is to be determined. At January 31, 2026, the total principal amount and market value of unfunded commitments totaled
$297,132 and $297,646, respectively.

(o)	All or a portion of this loan has not settled as of January 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	Rate shown is the current yield based on income received over the trailing twelve months.
(q)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2026, the Fund held TBA securities with a total cost of $266,027.
(r)	Restricted security (Note 9).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated
Companies was $4,762,216 and the cost was $4,762,216 (Note 8).

See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CORRA	—	Canadian Overnight Repo Rate Average
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At January 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	61	3/26	$4,633,683	$4,636,481	$2,798
Euro-Bund	16	3/26	2,440,706	2,430,821	(9,885)
U.S. Treasury 2-Year Notes	259	3/26	54,047,425	53,999,476	(47,949)
U.S. Treasury 5-Year Notes	498	3/26	54,456,378	54,246,986	(209,392)
U.S. Treasury 10-Year Notes	92	3/26	10,368,675	10,288,188	(80,487)
U.S. Treasury Ultra Long-Term Bonds	35	3/26	4,204,709	4,110,313	(94,396)
United Kingdom Long Gilt Bonds	12	3/26	1,479,729	1,491,775	12,046
					(427,265)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	30	3/27	$7,264,062	$7,261,875	$2,187
Euro-Bobl	10	3/26	1,383,289	1,382,237	1,052
U.S. Treasury Long-Term Bonds	12	3/26	1,402,011	1,381,500	20,511
					23,750
Net unrealized depreciation on open futures contracts					$(403,515)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SOFR	—	Secured Overnight Financing Rate
At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,217,187	EUR	1,915,000	Bank of America N.A.	2/5/26	$(53,395)
BRL	3,110,000	USD	572,639	Bank of America N.A.	3/3/26	14,110
USD	2,561,533	BRL	14,066,402	Bank of America N.A.	3/3/26	(92,307)
BRL	266,364	USD	49,054	Citibank N.A.	3/3/26	1,199
BRL	1,440,000	USD	265,195	Citibank N.A.	3/3/26	6,483
INR	11,779,232	USD	129,399	Bank of America N.A.	4/16/26	(2,066)
USD	4,258,834	MXN	77,260,362	Bank of America N.A.	4/16/26	(130,316)
USD	424,429	EUR	360,000	BNP Paribas SA	4/16/26	(3,859)
USD	424,494	EUR	360,000	BNP Paribas SA	4/16/26	(3,794)
USD	611,905	EUR	516,190	BNP Paribas SA	4/16/26	(2,200)
USD	3,414,654	GBP	2,535,486	BNP Paribas SA	4/16/26	(54,392)
CNH	3,009,222	USD	434,872	Citibank N.A.	4/16/26	(630)
EUR	310,000	USD	360,951	Citibank N.A.	4/16/26	7,852
USD	227,237	AUD	330,000	Citibank N.A.	4/16/26	(2,497)
USD	117,124	CAD	161,112	Citibank N.A.	4/16/26	(1,580)
USD	271,155	EUR	230,000	Citibank N.A.	4/16/26	(2,473)
USD	304,056	EUR	258,255	Citibank N.A.	4/16/26	(3,187)
USD	483,289	EUR	410,000	Citibank N.A.	4/16/26	(4,483)
USD	1,006,548	EUR	857,769	Citibank N.A.	4/16/26	(13,929)
USD	2,660,273	INR	241,113,823	Citibank N.A.	4/16/26	53,830
AUD	252,472	USD	170,144	JPMorgan Chase & Co.	4/16/26	5,617
CNH	2,990,000	USD	432,068	JPMorgan Chase & Co.	4/16/26	(600)
USD	75,221	AUD	110,000	JPMorgan Chase & Co.	4/16/26	(1,357)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,504	AUD	122,102	JPMorgan Chase & Co.	4/16/26	$(1,498)
USD	143,123	AUD	210,000	JPMorgan Chase & Co.	4/16/26	(3,071)
USD	224,831	AUD	330,000	JPMorgan Chase & Co.	4/16/26	(4,903)
USD	376,162	AUD	560,000	JPMorgan Chase & Co.	4/16/26	(13,689)
USD	631,596	AUD	913,514	JPMorgan Chase & Co.	4/16/26	(4,358)
USD	865,643	CNH	5,999,222	JPMorgan Chase & Co.	4/16/26	(67)
Net unrealized depreciation on open forward foreign currency contracts						$(311,560)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
At January 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	$(54,718)	—	$(54,718)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(650,157)	—	(650,157)
JPMorgan Chase & Co.	13,624,000BRL	1/2/31	BRL-CDI**	13.250%**	19,206	—	19,206
JPMorgan Chase & Co.	21,100,000BRL	1/2/31	BRL-CDI**	13.300%**	34,722	—	34,722
Total					$(650,947)	—	$(650,947)

See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$238,362	$—	$238,362

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Inc., 4.625%, due 10/15/29	$595,000	6/20/30	2.564%	5.000% quarterly	$55,971	$57,524	$(1,553)
Nabors Industries Inc., 9.125%, due 1/31/30	273,000	6/20/29	2.516%	1.000% quarterly	(12,808)	(29,213)	16,405
Total	$868,000				$43,163	$28,311	$14,852

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$595,000	6/20/30	1.725%	5.000% quarterly	$(76,805)	$(70,374)	$(6,431)
Transocean Inc., 8.000%, due 2/1/27	273,000	6/20/29	2.590%	1.000% quarterly	13,418	23,592	(10,174)
Total	$868,000				$(63,387)	$(46,782)	$(16,605)

See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.45 Index	$15,291,540	12/20/30	5.000% quarterly	$1,283,763	$1,087,358	$196,405
Markit CDX.NA.IG.45 Index	14,552,000	12/20/30	1.000% quarterly	328,045	312,243	15,802
Total	$29,843,540			$1,611,808	$1,399,601	$212,207

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$5,319,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$19,805	—	$19,805

See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.279%
BRL-CDI	14.900%
Daily SOFR Compound	3.680%

See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$11,227,000	$9,706,115	5.06%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,269,000	5,995,025	3.13%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,303,000	5,878,915	3.07%
Bahamas Government International Bond, 8.250% due 6/24/36	6,521,000	7,296,347	3.80%
Benin Government International Bond, 7.960% due 2/13/38	5,468,000	5,717,122	2.98%
Costa Rica Government International Bond, 6.550% due 4/3/34	7,054,000	7,632,428	3.98%
Dominican Republic International Bond, 4.500% due 1/30/30	7,847,000	7,666,519	4.00%
Ecuador Government International Bond, 6.900% due 7/31/35	10,670,000	9,763,050	5.09%
Egypt Government International Bond, 5.800% due 9/30/27	3,806,000	3,806,381	1.98%
Egypt Government International Bond, 7.903% due 2/21/48	6,124,000	5,543,751	2.89%
El Salvador Government International Bond, 7.125% due 1/20/50	8,197,000	7,526,280	3.92%
Ethiopia International Bond, 6.625% due 12/11/26(a)	7,276,000	7,606,553	3.97%
Ghana Government International Bond, 5.000% due 7/3/29	2,981,000	2,550,742	1.33%
Ghana Government International Bond, 5.000% due 7/3/35	4,267,000	3,882,970	2.02%
Guatemala Government Bond, 5.375% due 4/24/32	6,704,000	6,757,632	3.52%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,512,000	11,213,676	5.85%
Jordan Government International Bond, 7.500% due 1/13/29	5,389,000	5,644,977	2.94%
Mozambique International Bond, 9.000% due 9/15/31	4,420,000	3,826,394	2.00%
Nigeria Government International Bond, 7.375% due 9/28/33	9,415,000	9,509,150	4.96%
Paraguay Government International Bond, 6.100% due 8/11/44	7,380,000	7,542,360	3.93%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,747,200	7,970,665	4.16%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,924,000	3,651,744	1.90%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	8,263,000	7,601,960	3.96%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	7,367,000	5,597,889	2.92%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	5,239,000	4,867,358	2.54%
Senegal Government International Bond, 6.250% due 5/23/33	3,222,000	1,852,022	0.97%
Senegal Government International Bond, 6.750% due 3/13/48	6,888,000	3,676,470	1.92%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,528,000	2,496,147	1.30%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,245,000	2,059,787	1.07%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,195,000	2,609,596	1.36%
Sri Lanka Government International Bond, 3.600% due 5/15/36	1,067,000	1,053,663	0.55%
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

 Western Asset Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.600% due 2/15/38	$1,582,000	$1,564,994	0.82%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,006,000	713,407	0.37%
Ukraine Government International Bond, 0.000% due 2/1/34	2,109,000	1,028,138	0.54%
Ukraine Government International Bond, 0.000% due 2/1/35	1,806,000	1,018,584	0.53%
Ukraine Government International Bond, 0.000% due 2/1/36	1,815,000	1,013,678	0.53%
Ukraine Government International Bond, 4.500% due 2/1/34	3,163,000	1,986,364	1.04%
Ukraine Government International Bond, 4.500% due 2/1/35	1,614,000	994,224	0.52%
Ukraine Government International Bond, 4.500% due 2/1/36	1,641,000	996,087	0.52%
Zambia Government International Bond, 0.500% due 12/31/53	5,495,000	3,945,410	2.06%
Total		$191,764,574	100.00%
(a)
The coupon payment on this security is currently in default as of January 31, 2026.

Summary of Investments by Country#
United States	72.8%
Cayman Islands	7.0
Mexico	1.9
United Kingdom	1.7
Brazil	1.3
Canada	1.1
Jersey	1.0
France	0.9
Zambia	0.8
Supranational	0.7
Switzerland	0.7
Argentina	0.6
Germany	0.5
Luxembourg	0.5
Bermuda	0.5
Italy	0.5
Israel	0.5
Macau	0.4
Ireland	0.4
Bahamas	0.3
Netherlands	0.3
Angola	0.3
Ukraine	0.3
Guatemala	0.2
Hong Kong	0.2
Jamaica	0.2
Puerto Rico	0.2
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset Income Fund
Summary of Investments by Country# (cont’d)
Ecuador	0.2%
Turkey	0.2
El Salvador	0.2
Colombia	0.2
Singapore	0.2
Nigeria	0.2
United Arab Emirates	0.2
Chile	0.1
Morocco	0.1
China	0.1
Kazakhstan	0.1
Egypt	0.1
Romania	0.1
Ivory Coast	0.1
Ethiopia	0.1
Sri Lanka	0.1
Dominican Republic	0.1
Jordan	0.1
South Africa	0.1
Ghana	0.1
Mozambique	0.1
Senegal	0.0 ‡
Uruguay	0.0 ‡
Purchased Options	0.0 ‡
Short-Term Investments	1.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2026, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $342,712,903)	$333,482,405
Investments in affiliated securities, at value (Cost — $4,762,216)	4,762,216
Foreign currency, at value (Cost — $3,258,576)	3,305,906
Cash	1,174,862
Interest receivable	3,796,100
Deposits with brokers for centrally cleared swap contracts	2,031,207
Principal paydown receivable	1,510,000
Deposits with brokers for open futures contracts and exchange-traded options	1,280,258
Receivable for securities sold	1,093,940
Deposits with brokers for OTC derivatives	660,000
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $377,943)	380,615
Receivable for sales of TBA securities	304,149
Unrealized appreciation on forward foreign currency contracts	89,091
Receivable for Fund shares sold	77,000
OTC swaps, at value (premiums paid — $0)	73,733
Receivable from brokers — net variation margin on open futures contracts	33,619
Dividends receivable from affiliated investments	17,919
Prepaid expenses	45,036
Total Assets	354,118,056
Liabilities:
Payable for securities purchased	9,092,217
OTC swaps, at value (premiums received — $0)	704,875
Payable for Fund shares repurchased	598,600
Payable for purchases of TBA securities	570,176
Unrealized depreciation on forward foreign currency contracts	400,651
Investment management fee payable	143,227
Distributions payable	129,240
Service and/or distribution fees payable	60,773
Deposits from brokers for OTC derivatives	40,000
Payable to brokers — net variation margin on centrally cleared swap contracts	28,596
Trustees’ fees payable	4,502
Accrued expenses	277,329
Total Liabilities	12,050,186
Total Net Assets	$342,067,870
Net Assets:
Par value (Note 7)	$676
Paid-in capital in excess of par value	618,164,573
Total distributable earnings (loss)	(276,097,379)
Total Net Assets	$342,067,870
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
January 31, 2026
Net Assets:
Class A	$264,156,393
Class C	$5,655,734
Class C1	$205,858
Class I	$43,959,605
Class IS	$28,090,280
Shares Outstanding:
Class A	52,268,136
Class C	1,119,325
Class C1	40,638
Class I	8,663,555
Class IS	5,532,521
Net Asset Value:
Class A (and redemption price)	$5.05
Class C*	$5.05
Class C1*	$5.07
Class I (and redemption price)	$5.07
Class IS (and redemption price)	$5.08
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.25

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2026

Investment Income:
Interest	$13,001,173
Dividends from affiliated investments	101,568
Total Investment Income	13,102,741
Expenses:
Investment management fee (Note 2)	868,275
Service and/or distribution fees (Notes 2 and 5)	358,387
Transfer agent fees (Notes 2 and 5)	183,927
Registration fees	55,309
Fund accounting fees	52,902
Audit and tax fees	31,953
Shareholder reports	20,877
Legal fees	14,137
Custody fees	7,148
Trustees’ fees	3,866
Insurance	2,553
Commitment fees (Note 10)	1,709
Miscellaneous expenses	9,595
Total Expenses	1,610,638
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(27,958)
Net Expenses	1,582,680
Net Investment Income	11,520,061
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,337,559)
Futures contracts	1,310,541
Swap contracts	900,591
Forward foreign currency contracts	(234,779)
Foreign currency transactions	81,881
Net Realized Loss	(3,279,325)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,725,125
Futures contracts	(340,162)
Swap contracts	331,672
Forward foreign currency contracts	(522,911)
Foreign currencies	188,126
Change in Net Unrealized Appreciation (Depreciation)	5,381,850
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,102,525
Increase in Net Assets From Operations	$13,622,586
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026 (unaudited) and the Year Ended July 31, 2025	2026	2025
Operations:
Net investment income	$11,520,061	$53,946,639
Net realized loss	(3,279,325)	(21,211,744)
Change in net unrealized appreciation (depreciation)	5,381,850	20,123,927
Increase in Net Assets From Operations	13,622,586	52,858,822
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,763,309)	(44,562,938)
Return of capital	—	(8,873,108)
Decrease in Net Assets From Distributions to Shareholders	(11,763,309)	(53,436,046)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,000,656	300,335,242
Reinvestment of distributions	10,817,676	42,184,567
Cost of shares repurchased	(42,351,942)	(1,174,531,599)
Decrease in Net Assets From Fund Share Transactions	(3,533,610)	(832,011,790)
Decrease in Net Assets	(1,674,333)	(832,589,014)
Net Assets:
Beginning of period	343,742,203	1,177,108,812
End of period	$342,067,870	$343,742,203
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.03	$5.05	$5.04	$5.28	$6.12	$5.89
Income (loss) from operations:
Net investment income	0.17	0.35	0.37	0.33	0.24	0.23
Net realized and unrealized gain (loss)	0.02	(0.02)	0.01	(0.22)	(0.83)	0.25
Total income (loss) from operations	0.19	0.33	0.38	0.11	(0.59)	0.48
Less distributions from:
Net investment income	(0.17)	(0.29)	(0.37)	(0.34)	(0.25)	(0.25)
Return of capital	—	(0.06)	(0.00)[3]	(0.01)	(0.00)[3]	—
Total distributions	(0.17)	(0.35)	(0.37)	(0.35)	(0.25)	(0.25)
Net asset value, end of period	$5.05	$5.03	$5.05	$5.04	$5.28	$6.12
Total return[4]	4.03%	6.74%	8.19%	2.02%	(9.79)%	8.23%
Net assets, end of period (millions)	$264	$257	$265	$254	$271	$326
Ratios to average net assets:
Gross expenses	0.99%[5]	0.94%	0.92%	0.93%	0.92%	0.94%
Net expenses[6,7]	0.97 [5]	0.94	0.92	0.93	0.92	0.93
Net investment income	6.57 [5]	6.93	7.44	6.60	4.12	3.82
Portfolio turnover rate	29%[8]	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.03	$5.04	$5.03	$5.27	$6.12	$5.88
Income (loss) from operations:
Net investment income	0.15	0.31	0.33	0.30	0.19	0.19
Net realized and unrealized gain (loss)	0.02	(0.01)	0.02	(0.23)	(0.83)	0.25
Total income (loss) from operations	0.17	0.30	0.35	0.07	(0.64)	0.44
Less distributions from:
Net investment income	(0.15)	(0.26)	(0.34)	(0.30)	(0.21)	(0.20)
Return of capital	—	(0.05)	(0.00)[3]	(0.01)	(0.00)[3]	—
Total distributions	(0.15)	(0.31)	(0.34)	(0.31)	(0.21)	(0.20)
Net asset value, end of period	$5.05	$5.03	$5.04	$5.03	$5.27	$6.12
Total return[4]	3.65%	6.18%	7.20%	1.49%	(10.63)%	7.65%
Net assets, end of period (000s)	$5,656	$4,880	$4,519	$4,028	$4,455	$6,079
Ratios to average net assets:
Gross expenses	1.71%[5]	1.67%	1.66%	1.65%	1.67%	1.65%
Net expenses[6,7]	1.70 [5]	1.66	1.66	1.65	1.67	1.65
Net investment income	5.85 [5]	6.21	6.70	5.87	3.36	3.10
Portfolio turnover rate	29%[8]	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.04	$5.06	$5.05	$5.29	$6.13	$5.89
Income (loss) from operations:
Net investment income	0.16	0.33	0.35	0.31	0.21	0.21
Net realized and unrealized gain (loss)	0.03	(0.02)	0.01	(0.22)	(0.82)	0.25
Total income (loss) from operations	0.19	0.31	0.36	0.09	(0.61)	0.46
Less distributions from:
Net investment income	(0.16)	(0.28)	(0.35)	(0.32)	(0.23)	(0.22)
Return of capital	—	(0.05)	(0.00)[3]	(0.01)	(0.00)[3]	—
Total distributions	(0.16)	(0.33)	(0.35)	(0.33)	(0.23)	(0.22)
Net asset value, end of period	$5.07	$5.04	$5.06	$5.05	$5.29	$6.13
Total return[4]	3.78%	6.25%	7.71%	1.63%	(10.16)%	7.92%
Net assets, end of period (000s)	$206	$187	$162	$224	$455	$910
Ratios to average net assets:
Gross expenses	1.46%[5]	1.40%	1.37%	1.34%	1.37%	1.39%
Net expenses[6,7]	1.44 [5]	1.40	1.37	1.34	1.37	1.39
Net investment income	6.10 [5]	6.47	6.97	6.08	3.64	3.40
Portfolio turnover rate	29%[8]	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.05	$5.08	$5.07	$5.31	$6.16	$5.92
Income (loss) from operations:
Net investment income	0.18	0.37	0.39	0.35	0.26	0.24
Net realized and unrealized gain (loss)	0.02	(0.03)	0.01	(0.23)	(0.84)	0.27
Total income (loss) from operations	0.20	0.34	0.40	0.12	(0.58)	0.51
Less distributions from:
Net investment income	(0.18)	(0.31)	(0.39)	(0.35)	(0.27)	(0.27)
Return of capital	—	(0.06)	(0.00)[3]	(0.01)	(0.00)[3]	—
Total distributions	(0.18)	(0.37)	(0.39)	(0.36)	(0.27)	(0.27)
Net asset value, end of period	$5.07	$5.05	$5.08	$5.07	$5.31	$6.16
Total return[4]	4.18%	7.03%	8.50%	2.36%	(9.62)%	8.70%
Net assets, end of period (000s)	$43,960	$41,365	$572,292	$591,490	$557,981	$795,255
Ratios to average net assets:
Gross expenses	0.70%[5]	0.66%	0.64%	0.63%	0.65%	0.62%
Net expenses[6,7]	0.68 [5]	0.66	0.64	0.63	0.65	0.62
Net investment income	6.86 [5]	7.12	7.72	6.91	4.37	3.89
Portfolio turnover rate	29%[8]	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.05	$5.07	$5.06	$5.31	$6.16	$5.92
Income (loss) from operations:
Net investment income	0.18	0.37	0.39	0.36	0.26	0.25
Net realized and unrealized gain (loss)	0.03	(0.02)	0.02	(0.24)	(0.83)	0.26
Total income (loss) from operations	0.21	0.35	0.41	0.12	(0.57)	0.51
Less distributions from:
Net investment income	(0.18)	(0.31)	(0.40)	(0.36)	(0.28)	(0.27)
Return of capital	—	(0.06)	(0.00)[3]	(0.01)	(0.00)[3]	—
Total distributions	(0.18)	(0.37)	(0.40)	(0.37)	(0.28)	(0.27)
Net asset value, end of period	$5.08	$5.05	$5.07	$5.06	$5.31	$6.16
Total return[4]	4.22%	7.15%	8.39%	2.45%	(9.52)%	8.80%
Net assets, end of period (000s)	$28,090	$40,037	$335,318	$324,613	$328,288	$236,176
Ratios to average net assets:
Gross expenses	0.62%[5]	0.56%	0.54%	0.54%	0.54%	0.55%
Net expenses[6,7]	0.60 [5]	0.56	0.54	0.54	0.54	0.55
Net investment income	6.94 [5]	7.34	7.82	6.99	4.58	4.12
Portfolio turnover rate	29%[8]	95%	66%	40%	49%	71%

See Notes to Financial Statements.
Western Asset Income Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 28%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Income Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$26,733,219	$2,980,865	$29,714,084
Financials	—	16,875,678	0 *	16,875,678
Other Corporate Bonds & Notes	—	96,333,812	—	96,333,812
Collateralized Mortgage Obligations	—	66,047,167	—	66,047,167
Senior Loans:
Consumer Discretionary	—	7,943,983	1,355,339	9,299,322
Financials	—	9,846,933	1,333,559	11,180,492
Industrials	—	7,760,876	350,999	8,111,875
Information Technology	—	7,993,102	1,886,891	9,879,993
Materials	—	994,324	975,504	1,969,828
Other Senior Loans	—	17,333,273	—	17,333,273
Asset-Backed Securities	—	42,116,918	—	42,116,918
Sovereign Bonds	—	19,399,083	—	19,399,083
Mortgage-Backed Securities	—	2,114,143	—	2,114,143
U.S. Government & Agency Obligations	—	1,436,774	—	1,436,774
Common Stocks:
Consumer Discretionary	$239,132	—	—	239,132
Industrials	31,205	181	—	31,386
Materials	—	—	21,234	21,234
Other Common Stocks	—	559,492	—	559,492
Convertible Bonds & Notes	—	498,403	—	498,403
Non-U.S. Treasury Inflation Protected Securities	—	162,617	—	162,617
Purchased Options	—	111,167	—	111,167
Rights	—	24,361	—	24,361
Warrants	—	22,171	—	22,171
Total Long-Term Investments	270,337	324,307,677	8,904,391	333,482,405
Short-Term Investments†	4,762,216	—	—	4,762,216
Total Investments	$5,032,553	$324,307,677	$8,904,391	$338,244,621
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$38,594	—	—	$38,594
Forward Foreign Currency Contracts††	—	$89,091	—	89,091
OTC Interest Rate Swaps	—	53,928	—	53,928
Centrally Cleared Interest Rate Swaps††	—	238,362	—	238,362
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	16,405	—	16,405
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	212,207	—	212,207
OTC Total Return Swaps	—	19,805	—	19,805
Total Other Financial Instruments	$38,594	$629,798	—	$668,392
Total	$5,071,147	$324,937,475	$8,904,391**	$338,913,013
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$442,109	—	—	$442,109
Forward Foreign Currency Contracts††	—	$400,651	—	400,651
OTC Interest Rate Swaps	—	704,875	—	704,875
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	1,553	—	1,553
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	16,605	—	16,605
Total	$442,109	$1,123,684	—	$1,565,793

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
**	Investments of $3,570,504 are fair valued at cost as of January 31, 2026, in accordance with procedures approved by the Board.

Western Asset Income Fund 2026 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	$2,581,233	$3,877	—	$153,765	$241,990
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	1,125,974	1,841	$801	18,501	1,327,064
Financials	864,300	1,222	(493)	(43,112)	693,500
Industrials	354,757	193	13	(2,190)	—
Information Technology	—	1,515	54	(72,851)	417,050
Materials	1,368,529	15	2	(769,537)	377,276
Sovereign Bonds	827,400	—	(4,200)	12,600	—
Common Stocks:
Materials	38,040	—	—	(16,806)	—
Total	$7,160,233	$8,663	$(3,823)	$(719,630)	$3,056,880

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2026[2]
Corporate Bonds & Notes:
Energy	—	—	—	$2,980,865	$153,765
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(1,118,842)	—	—	1,355,339	27,095
Financials	(2,419)	$890,561	$(1,070,000)	1,333,559	(38,657)
Industrials	(1,774)	—	—	350,999	(2,190)
Information Technology	(5,670)	1,546,793	—	1,886,891	(72,851)
Materials	(781)	—	—	975,504	(769,537)
Sovereign Bonds	(835,800)	—	—	—	—
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2026[2]
Common Stocks:
Materials	—	—	—	$21,234	$(16,806)
Total	$(1,965,286)	$2,437,354	$(1,070,000)	$8,904,391	$(719,181)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset Income Fund 2026 Semi-Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2026, the total notional value of all credit default swaps to sell protection was $30,711,540. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended January 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset Income Fund 2026 Semi-Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the  Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

Western Asset Income Fund 2026 Semi-Annual Report

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

Western Asset Income Fund 2026 Semi-Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2026, the Fund held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,105,526. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2026, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $660,000 which could be used to reduce the required payment.
At January 31, 2026, the Fund held cash collateral from Citibank N.A. in the amount of $40,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Income Fund 2026 Semi-Annual Report

(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended January 31, 2026, fees waived and/or expenses reimbursed amounted to $27,958, which included an affiliated money market fund waiver of $2,996.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at January 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires July 31, 2026	—	—	—	—	—
Expires July 31, 2027	—	—	—	—	—
Expires July 31, 2028	$18,747	$384	$14	$3,083	$2,734
Total fee waivers/expense reimbursements subject to recapture	$18,747	$384	$14	$3,083	$2,734
For the six months ended January 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,531 was earned by Investor Services.

Western Asset Income Fund 2026 Semi-Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$7,199
CDSCs	1,665
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$98,655,131	$7,669,868
Sales	90,322,128	3,939,570
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$350,059,139	$10,325,255	$(22,139,773)	$(11,814,518)
Futures contracts	—	38,594	(442,109)	(403,515)
Forward foreign currency contracts	—	89,091	(400,651)	(311,560)
Swap contracts	1,381,130	540,707	(723,033)	(182,326)
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	—	$111,167	—	—	$111,167
Futures contracts[3]	$38,594	—	—	—	38,594
Forward foreign currency contracts	—	89,091	—	—	89,091
OTC swap contracts[4]	53,928	—	—	$19,805	73,733
Centrally cleared swap contracts[5]	238,362	—	$228,612	—	466,974
Total	$330,884	$200,258	$228,612	$19,805	$779,559

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[3]	$442,109	—	—	$442,109
Forward foreign currency contracts	—	$400,651	—	400,651
OTC swap contracts[4]	704,875	—	—	704,875
Centrally cleared swap contracts[5]	—	—	$18,158	18,158
Total	$1,146,984	$400,651	$18,158	$1,565,793

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Income Fund 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$28,741	$(16,636)	—	—	$12,105
Futures contracts	1,310,541	—	—	—	1,310,541
Swap contracts	(456,720)	—	$762,491	$594,820	900,591
Forward foreign currency contracts	—	(234,779)	—	—	(234,779)
Total	$882,562	$(251,415)	$762,491	$594,820	$1,988,458

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$12,679	$63,762	—	—	$76,441
Futures contracts	(340,162)	—	—	—	(340,162)
Swap contracts	382,470	—	$(17,862)	$(32,936)	331,672
Forward foreign currency contracts	—	(522,911)	—	—	(522,911)
Total	$54,987	$(459,149)	$(17,862)	$(32,936)	$(454,960)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended January 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$45,611
Futures contracts (to buy)	142,281,298
Futures contracts (to sell)	7,455,284
Forward foreign currency contracts (to buy)	11,728,229
Forward foreign currency contracts (to sell)	25,565,746
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Average Notional Balance**
Interest rate swap contracts	$35,610,009
Credit default swap contracts (buy protection)	1,365,571
Credit default swap contracts (sell protection)	31,866,934
Total return swap contracts	4,780,286

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$125,277	$(278,084)	$(152,807)	—	$(152,807)
BNP Paribas SA	—	(64,245)	(64,245)	—	(64,245)
Citibank N.A.	69,364	(28,779)	40,585	$(40,000)	585
JPMorgan Chase & Co.	25,422	(29,543)	(4,121)	660,000	655,879
JPMorgan Chase & Co.	53,928	(704,875)	(650,947)	—	(650,947)
Total	$273,991	$(1,105,526)	$(831,535)	$620,000	$(211,535)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Income Fund 2026 Semi-Annual Report

For the six months ended January 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$330,617	$163,067
Class C	27,079	2,642
Class C1	691	141
Class I	—	17,732
Class IS	—	345
Total	$358,387	$183,927
For the six months ended January 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$21,025
Class C	430
Class C1	16
Class I	3,459
Class IS	3,028
Total	$27,958
6. Distributions to shareholders by class

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Net Investment Income:
Class A	$8,879,136	$14,978,057
Class C	162,418	249,427
Class C1	6,170	9,522
Class I	1,526,319	13,827,780
Class IS	1,189,266	15,498,152
Total	$11,763,309	$44,562,938
Return of Capital:
Class A	—	$2,982,342
Class C	—	49,665
Class C1	—	1,896
Class I	—	2,753,305
Class IS	—	3,085,900
Total	—	$8,873,108
7. Shares of beneficial interest
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,660,009	$18,539,305	5,337,446	$26,925,554
Shares issued on reinvestment	1,734,480	8,790,353	3,525,215	17,751,891
Shares repurchased	(4,309,925)	(21,827,297)	(10,154,015)	(51,130,665)
Net increase (decrease)	1,084,564	$5,502,361	(1,291,354)	$(6,453,220)
Class C
Shares sold	234,168	$1,186,598	238,815	$1,207,500
Shares issued on reinvestment	32,031	162,326	59,389	299,012
Shares repurchased	(117,997)	(597,189)	(222,743)	(1,118,408)
Net increase	148,202	$751,735	75,461	$388,104
Class C1
Shares sold	2,312	$11,740	4,188	$21,185
Shares issued on reinvestment	1,215	6,170	2,263	11,418
Shares repurchased	(9)	(49)	(1,420)	(7,120)
Net increase	3,518	$17,861	5,031	$25,483
Class I
Shares sold	1,468,362	$7,465,131	4,989,698	$25,086,240
Shares issued on reinvestment	282,119	1,435,822	3,142,105	16,005,406
Shares repurchased	(1,283,019)	(6,524,864)	(112,664,902)	(575,011,131)
Net increase (decrease)	467,462	$2,376,089	(104,533,099)	$(533,919,485)
Class IS
Shares sold	156,743	$797,882	48,731,091	$247,094,763
Shares issued on reinvestment	83,080	423,005	1,599,168	8,116,840
Shares repurchased	(2,635,336)	(13,402,543)	(108,476,756)	(547,264,275)
Net decrease	(2,395,513)	$(12,181,656)	(58,146,497)	$(292,052,672)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Income Fund 2026 Semi-Annual Report

all or some portion of the six months ended January 31, 2026. The following transactions were effected in such company for the six months ended January 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,526,843	$44,605,781	44,605,781	$51,370,408	51,370,408

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$101,568	—	$4,762,216
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share/ Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$181	$0.30	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	22,171 (b)	0.30	0.01
Total			$907,000	$22,352		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or
Western Asset Income Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2026.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Income Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Income Fund

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Western Asset
Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90040-SFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2026